Tax-Free Income Fund	07/01/2009 - 06/30/2010

ICA File Number: 811-02684
Reporting Period: 07/01/2009 - 06/30/2010
T. Rowe Price Tax-Free Income Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-02684

T. Rowe Price Tax-Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 7/01/2009 to 6/30/2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 26, 2010

 ============================= Tax-Free Income Fund =============================

JAMES CITY CO ECON DEV RES 5.5 PCT.

Ticker:       N/A            Security ID:  47029WAW7
Meeting Date: NOV 11, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     James City County VA Economic Dev       N/A       Yes          Management
      Authority is soliciting consents
      related to amendments to various
      financing documents.

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